Due from / Due to Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due from / Due to Related Parties [Abstract]
Due to related parties	$ 105	$ 9,049
Due to related parties, working capital		8,313
Common expenses for the leasehold property	105	135
Due to related parties commissions		$ 601